Financial Assets - Schedule of Financial Assets Measured at Fair Value (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Schedule of Financial Assets Measured at Fair Value [Line Items]
Total financial assets measured at fair value through other comprehensive income	$ 14,739	$ 23,964
Bond investments [Member]
Schedule of Financial Assets Measured at Fair Value [Line Items]
Total financial assets measured at fair value through other comprehensive income	13,302	13,288
Fideicomiso El Tesoro etapa 4A y 4C 448 [Member]
Schedule of Financial Assets Measured at Fair Value [Line Items]
Total financial assets measured at fair value through other comprehensive income	1,206	1,206
Associated Grocers of Florida, Inc. [Member]
Schedule of Financial Assets Measured at Fair Value [Line Items]
Total financial assets measured at fair value through other comprehensive income	113	113
Central de abastos del Caribe S.A. [Member]
Schedule of Financial Assets Measured at Fair Value [Line Items]
Total financial assets measured at fair value through other comprehensive income	71	71
La Promotora S.A. [Member]
Schedule of Financial Assets Measured at Fair Value [Line Items]
Total financial assets measured at fair value through other comprehensive income	33	50
Sociedad de acueducto, alcantarillado y aseo de Barranquilla S.A. E.S.P. [Member]
Schedule of Financial Assets Measured at Fair Value [Line Items]
Total financial assets measured at fair value through other comprehensive income	14	14
Cnova N.V. (a) [Member]
Schedule of Financial Assets Measured at Fair Value [Line Items]
Total financial assets measured at fair value through other comprehensive income		$ 9,222